Investment in Associate Company - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Investments In Associates [Line Items]
Loss for the year	$ (43,735,597)	$ (47,882,487)	$ (33,846,452)
Net cash (outflow)/inflow from operating activities	$ (46,638,998)	(38,405,247)	$ (33,995,550)
Investments in associates		$ 8,587
Jaguahr Therapeutics Pte.Ltd
Disclosure Of Significant Investments In Associates [Line Items]
Proportion of ownership interest in associate	35.00%	35.00%
Loss for the year	$ 375,171	$ 1,245,805
Net cash (outflow)/inflow from operating activities	137,735	(1,329,339)
Losses of associate amount	8,587	486,141
Investments in associates	$ 0	$ 8,587